AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2011

File No. 033-50718
File No. 811-07102

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 105	☑
AND

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐
AMENDMENT NO. 107	☑

                    THE ADVISORS’ INNER CIRCLE FUND II
(Exact Name of Registrant as Specified in Charter)

101 Federal Street
                                  Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code     (800) 932-7781

Philip T. Masterson
c/o SEI Investments
One Freedom Valley Drive
                                       Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:
Timothy W. Levin, Esquire	Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1111 Pennsylvania Ave., NW
Philadelphia, Pennsylvania 19103	Washington, DC 20004

It is proposed that this filing become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 105 relates solely to the Hancock Horizon Louisiana Tax-Free Income Fund and the Hancock Horizon Mississippi Tax-Free Income Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 105 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 15th day of February, 2011.

THE ADVISORS’ INNER CIRCLE FUND II

By:	/s/ Philip T. Masterson
Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

	Trustee	February 15, 2011
Charles E. Carlbom

*	Trustee	February 15, 2011
John K. Darr

*	Trustee	February 15, 2011
William M. Doran

*	Trustee	February 15, 2011
Mitchell A. Johnson

*	Trustee	February 15, 2011
Betty L. Krikorian

*	Trustee	February 15, 2011
Robert A. Nesher

*	Trustee	February 15, 2011
James M. Storey

*	Trustee	February 15, 2011
George J. Sullivan, Jr.

/s/ Philip T. Masterson	President	February 15, 2011
Philip T. Masterson

*	Treasurer, Controller &	February 15, 2011
Michael Lawson	Chief Financial Officer

*By:	/s/ Philip T. Masterson
*Philip T. Masterson, Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase